Average headcount and number of branches - Schedule of average number of employees (Details) - employee	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Number of employees
Men	99,865	97,353
Women	111,011	112,663
Average number of employees	210,876	210,016
Bank
Number of employees
Men	12,246	12,260
Women	11,734	11,732
Average number of employees	23,980	23,992